FAIR VALUE CHANGES (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Measurement [Abstract]
Fair value changes
Fair value changes recorded in net income represent gains or losses arising from changes in the fair value of assets and liabilities, including derivative financial instruments, accounted for using the fair value method and are comprised of the following:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2022	2021
Investment properties	$629	$5,073
Transaction related (expenses) income	(533)	714
Financial contracts	(163)	984
Impairment and provisions	(293)	(654)
Other fair value changes	(617)	(966)
	$(977)	$5,151